REVENUE AND OTHER OPERATING INCOME	6 Months Ended
Jun. 30, 2023
Revenue [abstract]
REVENUE AND OTHER OPERATING INCOME	REVENUE AND OTHER OPERATING INCOME
The lease and non-lease components of our revenues in the six months ended June 30, 2023 were as follows:

(in thousands of $)	Lease	Non-lease	Total
Time charter revenues	24,374	6,534	30,908
Voyage charter revenues	591,703	379,346	971,049
Administrative income	—	8,138	8,138
Total revenues	616,077	394,018	1,010,095

The lease and non-lease components of our revenues in the six months ended June 30, 2022 were as follows:

(in thousands of $)	Lease	Non-lease	Total
Time charter revenues	28,489	19,962	48,451
Voyage charter revenues	161,298	301,897	463,195
Administrative income	—	6,235	6,235
Total revenues	189,787	328,094	517,881

Other operating income for the six months ended June 30, 2023 and June 30, 2022 were as follows:

(in thousands of $)	2023	2022
Loss on termination of vessel lease	—	(431)
Gain on sale of vessels	21,959	4,618
Gain on settlement of claim	397	1,202
Gain on pool arrangements	1,283	248
Other gains	41	8
Total other operating income	23,680	5,645

In January 2023, the Company sold the 2009-built VLCC, Front Eminence, and the 2009-built Suezmax tanker, Front Balder, for gross proceeds of $61.0 million and $39.5 million, respectively. The vessels were delivered to new owners in January and February 2023, respectively. After repayment of existing debt on the vessels, the transactions generated net cash proceeds of $63.6 million, and the Company recorded a gain on sale of $9.9 million and $2.8 million, respectively, in the six months ended June 30, 2023.

In May 2023, the Company sold the 2010-built Suezmax tanker, Front Njord, for gross proceeds of $44.5 million. The vessel was delivered to the new owner in June 2023. After repayment of existing debt on the vessel, the transaction generated net cash proceeds of $28.2 million, and the Company recorded a gain on sale of $9.3 million in the six months ended June 30, 2023.

In the six months ended June 30, 2023, the Company recorded a gain on pool arrangements of $1.3 million (2022: $0.2 million), and a $0.4 million gain (2022: $1.2 million) in relation to insurance claims.